Property and Equipment, Net - Schedule of Depreciation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Depreciation [Line Items]
Depreciation	$ 92,477	$ 68,167
Cost of Sales [Member]
Schedule of Depreciation [Line Items]
Depreciation	46,525	26,533
Administrative expenses [Member]
Schedule of Depreciation [Line Items]
Depreciation	$ 45,952	$ 41,634